SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Selected Statements Of Operations Data
a.	Research and development expenses:

	Year ended December 31,
	2014	2015	2016

Total costs	$17,446	$16,267	$22,033
Less - capitalized software development costs	(6,094)	(6,032)	(5,545)

Research and development expenses, net	$11,352	$10,235	$16,488

Schedule Of Net Of Financial Income
b.	Financial income, net:

Financial income:
Interest	$356	$657	$784
Derivatives gains	-	230	849
Foreign currency translation	883	556	191

	1,239	1,443	1,824
Financial expenses:
Derivatives losses	397	-	-
Foreign currency translation	586	981	735
Bank charges and other	132	299	556

	(1,115)	(1,280)	(1,291)

Financial income, net	$124	$163	$533